Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
By delinquency status:
Loans	$ 953,110	[1]	$ 956,770	[1]	$ 967,604	$ 916,559	$ 862,551
Total Commercial [Member]
By delinquency status:
Loans	513,405		503,388		506,536	456,583	414,826
Commercial and Industrial Loans [Member]
By delinquency status:
Loans	350,199		333,125		330,840	299,892	271,795
Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans	121,014		126,599		132,491	122,160	111,996
Commercial Real Estate Construction [Member]
By delinquency status:
Loans	22,496		24,279		23,916	22,164	18,728
Lease Financing [Member]
By delinquency status:
Loans	19,696		19,385		$ 19,289	$ 12,367	$ 12,307
Loans Excluding Purchased Credit-Impaired Loans [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	8,704		11,532
Nonaccrual loans	6,496		7,646
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	94		49
Nonaccrual loans	2,188		2,640
Loans	513,401		503,302
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Nonaccrual loans	1,486		1,899
Loans	350,195		333,039
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Nonaccrual loans	580		628
Loans	121,014		126,599
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Nonaccrual loans	32		37
Loans	22,496		24,279
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Nonaccrual loans	90		76
Loans	19,696		19,385
PCI Loans Carrying Value [Member]
By delinquency status:
Total PCI loans (carrying value)	5,009		12,835
PCI Loans Carrying Value [Member] | Total Commercial [Member]
By delinquency status:
Total PCI loans (carrying value)	4		86					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Total PCI loans (carrying value)	4		86
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Lease Financing [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans	510,188		499,216
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans	348,158		330,319
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans	120,176		125,642
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Loans	22,411		24,107
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans	19,443		19,148
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans	931		1,397
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans	508		795
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans	207		306
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Loans	53		135
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans	163		161
Loans Excluding Government Insured or Guaranteed Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	979		1,057
Loans Excluding Government Insured or Guaranteed Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	94		49
Loans Excluding Government Insured or Guaranteed Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	43		26
Loans Excluding Government Insured or Guaranteed Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	51		23
Loans Excluding Government Insured or Guaranteed Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	0		0
Loans Excluding Government Insured or Guaranteed Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	0		0
Criticized [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans	20,597		22,416
Criticized [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans	14,783		16,608
Criticized [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
By delinquency status:
Loans	4,500		4,287
Criticized [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
By delinquency status:
Loans	289		298
Criticized [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans	1,025		$ 1,223
Criticized [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage and Construction Loans [Member]
By delinquency status:
Nonaccrual loans	612
Loans	$ 4,800

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.